Schedule of Investments (unaudited) November 30, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 97.4%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$1,000	$1,150,610
Series A, 5.00%, 11/01/20	20	20,727
Series A, 5.00%, 11/01/21	1,115	1,199,205
Series A, 5.00%, 11/01/22	365	406,982
Series A, 5.00%, 11/01/23	200	230,074
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,097,018
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	114,376
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,279,180
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,271,470
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40 (PR 01/15/20)	125	125,756
6.38%, 07/15/43 (PR 01/15/20)	700	704,340
City of New York NY GO
Series 1, 5.00%, 08/01/23	250	284,158
Series 2015-A, 5.00%, 08/01/21	500	531,830
Series 2015-A, 5.00%, 08/01/22	500	550,880
Series 2015-A, 5.00%, 08/01/23	400	454,652
Series A, 5.00%, 08/01/26	430	529,218
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	299,657
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,247,780
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	265,723
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	212,578
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	549,530
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	601,435
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	594,840
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	401,964
Series B, 5.00%, 08/01/20	100	102,567
Series B, 5.00%, 08/01/22	845	930,987
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,142,500
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	684,639
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	296,455
Series C, 5.00%, 08/01/20	500	512,835
Series C, 5.00%, 08/01/21 (Call 12/30/19)	300	300,891
Series C, 5.00%, 08/01/22	475	523,336
Series C, 5.00%, 08/01/23	500	568,315
Series C, 5.00%, 08/01/26	1,000	1,230,740
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,000	1,214,800
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	603,715
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	793,976
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	291,013
Series D, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,125,580
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	622,985
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	534,555
Series E, 5.00%, 08/01/23	740	841,106
Series E, 5.00%, 08/01/24	470	550,436
Series E, 5.00%, 08/01/26	500	615,370
Series E, 5.00%, 08/01/27 (Call 12/30/19)	355	356,033
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,253,800
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	447,220
Series F, 5.00%, 08/01/21	240	255,278
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	269,340
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	388,787
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	585,930
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	552,405
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	600,920
Series F-3, 5.00%, 12/01/25	500	607,355
Series G-1, 5.00%, 04/01/22	500	544,650

Security	Par (000)	Value

New York (continued)
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	$1,000	$1,085,440
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	271,178
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,100,930
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	794,962
Series J, 5.00%, 08/01/21	600	638,196
Series J, 5.00%, 08/01/23	1,000	1,136,630
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,284,448
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	605,981
City of Rochester NY GOL, 4.00%, 02/15/21	1,000	1,035,810
City of Yonkers NY GOL
5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	356,275
Series A, 5.00%, 09/01/20 (AGM)	1,000	1,028,590
Series C, 5.00%, 10/01/23 (BAM)	335	382,057
County of Albany NY GOL, 5.00%, 04/01/22	1,000	1,091,480
County of Monroe NY GOL
5.00%, 06/01/20 (BAM)	1,000	1,019,230
Series B, 5.00%, 06/01/26 (AGM)	250	307,205
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	538,985
Series B, 5.00%, 10/01/24	1,000	1,170,740
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,241,020
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	545,690
Series C, 4.00%, 10/01/20	545	557,797
Series C, 5.00%, 10/01/21	500	534,710
Series C, 5.00%, 10/01/27	975	1,216,312
County of Rockland NY GOL
Series A, 5.00%, 03/01/20 (AGM)	1,995	2,013,793
Series A, 5.00%, 03/01/22 (AGM)	1,000	1,086,170
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,955,173
County of Westchester NY GOL
Series A, 5.00%, 12/01/20	100	104,019
Series A, 5.00%, 01/01/22	600	650,142
Series A, 5.00%, 07/01/23	305	348,197
Series A, 5.00%, 12/01/24	1,000	1,194,410
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	896,355
Erie County Fiscal Stability Authority RB
Series A, 5.00%, 05/15/21	670	709,182
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	547,724
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	159,930
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	240,167
Series A, 5.00%, 05/01/21 (SAW)	100	105,576
Series A, 5.00%, 05/01/23 (SAW)	500	565,330
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	866,884
Hudson Yards Infrastructure Corp. RB
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	501,634
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	21,004
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	404,889
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	649,520
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,167,506
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,322,880
Series A, 5.00%, 02/15/23	375	420,345
Series A, 5.00%, 02/15/26	200	244,296
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	496,324
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	122,743
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	609,610
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,697,178
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,614,937

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/38 (Call 02/15/27)	$500	$600,705
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	239,802
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	238,388
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	771,134
Long Island Power Authority RB
1.65%, 09/01/49 (Put 03/01/24)(a)(b)	600	601,404
5.00%, 09/01/21	200	213,472
5.00%, 09/01/31 (Call 09/01/27)	1,000	1,230,510
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,712,130
5.00%, 09/01/38 (Call 09/01/28)	250	305,592
5.00%, 09/01/42 (Call 09/01/27)	2,420	2,899,063
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	864,105
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	287,090
Series A, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,088,830
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,056,190
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,687,753
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	273,923
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,168,277
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	590,085
Metropolitan Transportation Authority RB
5.00%, 11/15/27 (Call 05/15/27)	755	928,144
Series A, 0.00%, 11/15/30(c)	850	661,172
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	278,048
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	490,699
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	363,181
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	539,230
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,518,621
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	390,628
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,163,870
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	235,058
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	608,150
Series B, 5.00%, 11/15/22	600	664,542
Series B, 5.00%, 11/15/24	500	585,820
Series B, 5.00%, 11/15/25	250	299,830
Series B, 5.00%, 11/15/26	625	766,362
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,000	2,432,600
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,500	1,765,605
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	448,252
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,238,880
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,230,470
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	746,033
Series C, 5.00%, 11/15/22	260	287,968
Series C, 5.00%, 11/15/22 (ETM)	150	167,678
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	611,360
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	299,959
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	251,516
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,323,648
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,255,320
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	445,184
Series C-1, 5.00%, 11/15/25	200	239,864
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	408,642
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,456,860
Series C-2, 0.00%, 11/15/27(c)	1,000	850,420
Series C-2, 0.00%, 11/15/29(c)	1,000	796,820
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(a)(b)	150	152,684
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(a)(b)	250	251,775
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	264,263
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,377,987
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,354,993
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	549,760

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 11/15/30 (Call 11/15/22)	$890	$977,994
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	600,915
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,053,783
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	279,780
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	728,392
Series D-1, 5.00%, 11/01/22	250	276,550
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,025,262
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	110,037
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	98,021
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	586,871
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	274,718
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,711,153
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,109,410
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,670	1,865,624
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/20	100	103,322
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	470,641
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 12/30/19) (FGIC)	270	270,416
5.00%, 03/01/31 (Call 12/30/19) (FGIC)	210	211,621
5.00%, 03/01/36 (Call 12/30/19) (NPFGC)	275	275,699
5.00%, 03/01/46 (Call 12/30/19) (FGIC)	455	471,466
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	372,463
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	445,507
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	489,460
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	656,018
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	585,345
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	564,955
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	422,469
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	626,570
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	626,570
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	601,325
5.00%, 08/01/33 (Call 08/01/24)	1,150	1,327,778
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,180,650
Series A, 5.00%, 11/01/21	500	537,365
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	429,044
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	394,415
Series A-1, 5.00%, 05/01/21	1,000	1,055,460
Series A-1, 5.00%, 08/01/24	500	587,560
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	394,624
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	375,242
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,176,070
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,234,600
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	448,788
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,216,680
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	442,232
Series B, 5.00%, 11/01/20	350	362,565
Series B, 5.00%, 11/01/20 (Call 12/30/19)	125	125,396
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	552,795
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	303,517
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,495,030
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	600,095

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	$500	$582,770
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	239,792
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,224,910
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,238,730
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	592,865
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,710,675
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	593,340
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,195,090
Series C, 5.00%, 11/01/21	500	537,365
Series C, 5.00%, 11/01/24	950	1,124,762
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,490,500
Series C, 5.00%, 11/01/26	115	142,940
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	546,908
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	602,220
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,234,120
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	444,839
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	258,255
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,139,780
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,690,440
Series C-1, 5.00%, 05/01/23	500	565,330
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	623,250
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,206,553
Series D, 5.00%, 11/01/23 (Call 05/01/20)	250	254,005
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	161,913
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	261,093
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	313,167
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	521,175
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	121,256
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	903,397
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	594,395
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,815,120
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	240,392
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	588,285
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,613,906
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	267,533
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,669,380
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,226,080
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,421,917
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,210,790
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	723,285
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	359,859
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,272,560
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	631,135
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	628,685
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,643,760
Series AA, 5.00%, 06/15/24	200	234,408
Series AA, 5.00%, 06/15/27	1,000	1,268,670
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	445,964
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	159,273
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	423,092
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	622,615
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	533,295
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	215,879
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	581,470
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	504,579
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	744,194
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,329,840
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	613,410

Security	Par (000)	Value

New York (continued)
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	$935	$996,906
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	177,972
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	409,446
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	374,359
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	282,733
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,134,610
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	647,316
Series DD, 5.00%, 06/15/21	500	530,435
Series DD, 5.00%, 06/15/22	500	549,160
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	557,305
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	315,579
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	500	579,350
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	229,407
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	563,918
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,140	2,449,102
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	571,535
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,780,050
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	543,525
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	607,235
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	364,275
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	40	41,701
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	85	88,768
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	522,380
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	200	204,190
Series FF, 5.00%, 06/15/25 (PR 06/15/20)	300	306,252
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,352,362
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	2,570	3,167,653
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	25	26,461
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	248,971
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	586,995
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	297,310
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	793,822
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	169,008
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	294,137
Series A, 0.00%, 11/15/48(c)	500	212,070
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	592,445
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,360,856
5.25%, 12/15/43 (Call 12/15/21)	740	797,735
5.75%, 11/15/51 (Call 11/15/21)	90	97,561
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/20	1,805	1,828,844
Series A, 5.00%, 04/01/21	675	710,978
New York Municipal Bond Bank Agency RB
Series A, 5.00%, 12/01/19 (SAW)	50	50,000
Series A, 5.00%, 12/01/21 (SAW)	1,020	1,099,948
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 12/30/19) (NPFGC)	355	355,745
Series A, 5.00%, 11/15/22	725	809,926
Series A, 5.00%, 11/15/38 (Call 11/15/21)	2,910	3,112,681
Series C, 5.00%, 11/15/20 (Call 12/30/19) (NPFGC)	1,090	1,093,303
Series C, 5.00%, 11/15/21 (Call 12/30/19) (NPFGC)	350	351,074
New York State Dormitory Authority RB
5.00%, 07/01/26	125	153,814
5.00%, 07/01/30 (Call 07/01/29)	750	969,382
5.00%, 07/01/50 (Call 07/01/29)	500	621,020
Series 1, 5.50%, 07/01/40 (AMBAC)	400	578,656
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	556,320
Series A, 5.00%, 03/15/20	800	808,856

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/01/20	$220	$227,326
Series A, 5.00%, 12/15/20	150	156,042
Series A, 5.00%, 03/15/21	825	866,200
Series A, 5.00%, 02/15/24	1,000	1,156,920
Series A, 5.00%, 03/15/24	500	580,165
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	278,733
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,114,930
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	409,901
Series A, 5.00%, 07/01/26	1,000	1,230,510
Series A, 5.00%, 10/01/26	255	320,708
Series A, 5.00%, 10/01/27	500	643,685
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	400,962
Series A, 5.00%, 10/01/28	500	657,830
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	639,808
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,132,354
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	821,707
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	469,304
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	555,405
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,172,070
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	390,102
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,799,955
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	372,819
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,260,970
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	581,885
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,515,360
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	602,490
Series A, 5.00%, 03/15/36 (Call 03/15/29)	2,000	2,506,240
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,249,220
Series A, 5.00%, 07/01/37 (Call 07/01/22)	250	273,140
Series A, 5.00%, 07/01/37 (PR 07/01/22)	510	561,918
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	552,860
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,240,680
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	591,600
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,236,680
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	417,077
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	293,095
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	524,655
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	551,225
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,145,858
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	563,205
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	124,360
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	114,028
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	290,730
Series A, 5.00%, 10/01/47	300	462,594
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	604,155
Series A, 5.00%, 10/01/48	500	775,915
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	608,080
Series A-2, 5.00%, 10/01/46	225	344,236
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	852,394
Series B, 5.00%, 10/01/22	125	139,088
Series B, 5.00%, 10/01/24	190	225,870
Series B, 5.00%, 02/15/26	1,970	2,405,409
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,169,620
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	925,582
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,136,058
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	581,370
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,223,870
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	474,870
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	539,225
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	607,530

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/38 (Call 02/15/25)	$500	$577,355
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	627,435
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,262,173
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,196,800
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	564,270
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	230,690
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	261,985
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	571,400
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,232,330
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	611,980
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	524,030
Series C, 5.50%, 07/01/23 (NPFGC)	200	220,890
Series D, 5.00%, 02/15/23	200	224,328
Series D, 5.00%, 02/15/25	1,400	1,666,126
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	244,954
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,147,040
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	321,564
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	267,893
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	458,164
Series E, 5.00%, 03/15/20	440	444,871
Series E, 5.00%, 05/15/20	520	529,287
Series E, 5.00%, 02/15/23	500	560,820
Series E, 5.00%, 02/15/24	1,000	1,156,920
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,187,620
Series E, 6.13%, 01/01/31 (Call 12/30/19)	5	5,019
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	439,888
New York State Environmental Facilities Corp. RB
4.00%, 06/15/49 (Call 06/15/29)	500	562,225
5.00%, 06/15/20	1,000	1,021,170
5.00%, 06/15/24	250	293,373
5.00%, 06/15/28	500	643,940
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	557,497
Series A, 5.00%, 06/15/20	1,065	1,087,546
Series A, 5.00%, 06/15/22	375	412,166
Series A, 5.00%, 06/15/23	460	523,006
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	702,586
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	701,914
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	355,685
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	245,196
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,187,470
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	998,718
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,486,296
Series B, 5.00%, 06/15/20	350	357,409
Series B, 5.00%, 05/15/21	1,000	1,057,280
Series B, 5.00%, 06/15/25 (Call 06/15/21)	600	636,198
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	527,775
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	94,797
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,221,560
Series D, 5.00%, 06/15/22	520	571,537
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,195,100
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	576,046
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,629,600
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	209,944
New York State Thruway Authority RB
5.00%, 01/01/24	500	575,410
5.00%, 01/01/35 (Call 01/01/30)	575	728,508
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	624,979
Series A, 5.00%, 03/15/20	230	232,546

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/21	$250	$262,485
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	87,598
Series A, 5.00%, 03/15/23	1,000	1,125,690
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	267,323
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	257,540
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	118,829
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	578,770
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	691,380
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,213,179
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,111,190
Series B, 5.50%, 04/01/20 (AMBAC)	260	263,718
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	324,678
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,082,260
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	149,607
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	114,953
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,259,491
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	542,925
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	291,513
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	395,787
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	567,400
Series L, 5.00%, 01/01/21	250	260,415
Series L, 5.00%, 01/01/25	200	237,080
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	1,003,801
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	545	592,895
Series A, 5.00%, 03/15/23	2,140	2,407,500
Series A, 5.00%, 03/15/24	1,295	1,502,627
Series A, 5.00%, 03/15/25	350	417,697
Series A, 5.00%, 03/15/26	500	612,420
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	188,809
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	893,542
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	262,018
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	479,896
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	718,314
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	609,145
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	413,535
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	237,706
Series A-1, 5.00%, 03/15/21	450	472,473
Series A-1, 5.00%, 03/15/22	400	435,152
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	560,925
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	579,800
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	264,062
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	785,295
Series C-1, 5.00%, 03/15/27	285	356,635
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	500	556,230
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	604,455
Series D, 5.00%, 03/15/22	1,050	1,142,274
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,121,850
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	112,014
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,477,375
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,016,970
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	436,408
4.00%, 09/01/43 (Call 09/01/28)	750	842,857
4.00%, 06/15/44 (Call 06/15/24)	250	271,498
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,132,840
5.00%, 07/15/24	125	146,508
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,286,910
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,290,650

Security	Par (000)	Value

New York (continued)
5.00%, 09/01/33 (Call 09/01/29)	$1,000	$1,282,630
5.00%, 09/01/34 (Call 09/01/24)	250	288,158
5.00%, 07/15/35 (Call 07/15/28)	500	622,465
5.00%, 09/01/36 (Call 09/01/24)	400	458,832
Series 116, 5.00%, 01/15/41 (Call 01/15/21)	250	259,543
Series 163, 5.00%, 07/15/32 (Call 07/15/20)	275	281,518
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	264,760
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	179,901
Series 179, 5.00%, 12/01/21	795	856,493
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	253,903
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,199,580
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	593,090
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	586,785
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,188,440
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	600,670
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	750	893,242
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	590,130
Series 205, 5.00%, 11/15/25	100	121,584
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	491,241
Series 5, 5.38%, 03/01/28	500	594,070
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,535	1,588,234
Series A, 5.00%, 10/15/21	900	966,924
Series A, 5.00%, 10/15/22	475	528,537
Series A, 5.00%, 10/15/23	300	344,994
Series A, 5.00%, 10/15/24	1,750	2,075,570
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,206,038
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,830,937
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,625,408
State of New York, 5.00%, 03/01/20	1,000	1,010,070
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	212,144
Series A, 5.00%, 03/01/21	810	851,407
Series A, 5.00%, 03/15/21	375	394,766
Series A, 5.00%, 02/15/22	500	544,080
Series A, 5.00%, 02/15/22 (PR 02/15/21)	100	104,783
Series A, 5.00%, 02/15/23	100	112,732
Series A, 5.00%, 03/01/23	1,000	1,129,020
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	413,826
Series C, 5.00%, 04/15/22	1,000	1,094,700
Series E, 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,158,550
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,128,080
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	555,765
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,936,830
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,646
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	579,305
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	624,470
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	161,747
Town of Brookhaven NY GOL
4.00%, 03/15/28 (Call 03/15/24)	250	278,243
5.00%, 03/15/22	100	109,119
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,141,217
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43 (Call 05/15/29)	665	821,455
Series A, 0.00%, 11/15/30(c)	445	345,022
Series A, 0.00%, 11/15/32(c)	200	145,188
Series A, 5.00%, 11/15/22	150	167,106
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	81,251

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/23	$745	$857,145
Series A, 5.00%, 11/15/24	200	237,278
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	327,564
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	563,320
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	379,169
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	291,740
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	606,320
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,612,146
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	462,600
Series B, 0.00%, 11/15/32(c)	700	518,007
Series B, 4.00%, 11/15/21	200	211,358
Series B, 5.00%, 11/15/20	1,765	1,832,088
Series B, 5.00%, 11/15/21	520	559,541
Series B, 5.00%, 11/15/22	500	557,020
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	723,729
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	790,095
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	461,173
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,232,710
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	396,016
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,041,714
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	302,285
Series B, 5.50%, 01/01/30 (PR 01/01/22)	945	1,028,330
Series C-1, 5.00%, 11/15/25	500	609,845
Series C-1, 5.00%, 11/15/26	1,000	1,250,090
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	154,880
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	780,892
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,203,630
5.00%, 12/15/35 (Call 12/15/25)	600	718,410
5.00%, 12/15/36 (Call 12/15/25)	150	179,258
5.00%, 12/15/37 (Call 12/15/25)	750	893,797
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,472,652

Security	Par/ Shares (000)	Value

New York (continued)
5.00%, 12/15/41 (Call 12/15/27)	$255	$311,347
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	452,246
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	525,442
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	635,724
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	725,114
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,436,050
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	860,355
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,136,060
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,254,929

		435,970,403

Total Municipal Debt Obligations — 97.4% (Cost: $419,951,532)		435,970,403

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.91%(d)(e)	9,213	9,212,611

Total Short-Term Investments — 2.1% (Cost: $9,212,610)		9,212,611

Total Investments in Securities — 99.5% (Cost: $429,164,142)		445,183,014

Other Assets, Less Liabilities — 0.5%		2,263,179

Net Assets — 100.0%		$447,446,193

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	3,236	5,977	9,213	$9,212,611	$68,272	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® New York Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$435,970,403	$—	$435,970,403
Money Market Funds	9,212,611	—	—	9,212,611

	$9,212,611	$435,970,403	$—	$445,183,014

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

RB	Revenue Bond

SAW	State Aid Withholding